STOCKHOLDERS' EQUITY (Preferred Stock and Common Stock) (Details) (USD $)	1 Months Ended											2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012 Principal Stockholder [Member]	Mar. 29, 2012 Principal Stockholder [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Feb. 28, 2013 CEO and CTO [Member]	Feb. 28, 2013 Investors [Member]	Feb. 28, 2013 Private Placement [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Stock Option [Member]	Sep. 30, 2012 Warrant And Options [Member]	Sep. 30, 2012 Warrant And Options [Member] Minimum [Member]	Sep. 30, 2012 Warrant And Options [Member] Maximum [Member]
Stockholders' Equity [Abstract]
Preferred stock, shares authorized	5,000,000											5,000,000	5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value per share	$ 0.001											$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised						85,000	5,000	30,000	100,000				45,000																	1,640,000	100,000
Common stock issued upon exercise of options for cash																	$ 33,335	$ 122,000													$ 50,000
Exercise price of stock options exercised during period						$ 0.5	$ 0.667	$ 1	$ 1.22																						$ 0.5	$ 0.5	$ 1.25	$ 1.75
Cost of repricing warrants to induce exercise						11,919								11,919	70,491	17,753	17,753
Related Party Transaction [Line Items]
Common stock and warrants issued for cash, shares		210,226						75,000		303,303	180,000	857,379									2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063	241,379	172,412	1,285,714
Proceeds from sale of equity										379,129							571,700				1,420,003			810,003	610,000
Proceeds from issuance of private placement											162,000	300,000						1,352,720
Loss on extinguishment of debt		42,040											(21,311)		(21,311)			(267,390)
Convertible note, conversion price	$ 1.25	$ 0.35	$ 0.35	$ 0.5	$ 0.5							$ 1.25	$ 1.25		$ 1.25					$ 0.5
Market price per share	$ 1.57	$ 0.37											$ 1.57
Interest accrued in the period		735,790
Conversion of convertible debt into common shares		205,000
Conversion of convertible notes		1,025,000																1,084,500
Common stock issued for cashless exercise, shares	9,171												9,171
Common stock issued for cashless exercise	45,000
Debt Conversion [Line Items]
Debt conversion, line of credit, amount			$ 275,000	$ 206,640	$ 179,375														$ 322,996
Shares issued for debt		210,226																	665,992